7. Capital Stock (Details) - CAD	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Warrants Expiring June 6, 2016
Number of warrants	300,383	300,383
Exercisable warrants	300,383	300,383
Weighted average exercise price	CAD 2.24	CAD 1.68
Grant date fair value equity	CAD 170,908	CAD 170,908
Fair Value at March 31, 2015 of Vested Warrants - Liability	CAD 0	CAD 0
Warrants Expiring June 7, 2016
Number of warrants	5,000	5,000
Exercisable warrants	5,000	5,000
Weighted average exercise price	CAD 1.12	CAD 1.12
Grant date fair value equity	CAD 3,180	CAD 3,180
Fair Value at March 31, 2015 of Vested Warrants - Liability	CAD 0	CAD 0
Warrants Expiring June 6, 2017
Number of warrants	22,500	22,500
Exercisable warrants	22,500	22,500
Weighted average exercise price	CAD 1.12	CAD 1.12
Grant date fair value equity	CAD 16,110	CAD 16,110
Fair Value at March 31, 2015 of Vested Warrants - Liability	CAD 0	CAD 0
Warrants Expiring April 1, 2017
Number of warrants	587,500	600,000
Exercisable warrants	262,500	275,000
Weighted average exercise price	CAD .051	CAD 0
Grant date fair value equity	CAD 0	CAD 0
Fair Value at March 31, 2015 of Vested Warrants - Liability	CAD 340,462	CAD 356,675
Warrants Expiring October 22, 2016
Number of warrants	3,350	3,350
Exercisable warrants	3,350	3,350
Weighted average exercise price	CAD 1.90	CAD 0
Grant date fair value equity	CAD 0	CAD 0
Fair Value at March 31, 2015 of Vested Warrants - Liability	CAD 1,990	CAD 1,990
Warrants Expiring November 30, 2016
Number of warrants	8,850	8,850
Exercisable warrants	8,850	8,850
Weighted average exercise price	CAD 2.54	CAD 0
Grant date fair value equity	CAD 0	CAD 0
Fair Value at March 31, 2015 of Vested Warrants - Liability	CAD 6,213	CAD 6,213
Warrants
Number of warrants	927,583	940,083
Exercisable warrants	602,598	615,083
Weighted average exercise price	CAD .82	CAD 0.63
Grant date fair value equity	CAD 190,198	CAD 190,198
Fair Value at March 31, 2015 of Vested Warrants - Liability	CAD 348,665	CAD 364,878